Contingencies (Details) - CNY (¥)		1 Months Ended			6 Months Ended	12 Months Ended
	Nov. 26, 2020	Mar. 31, 2023	Apr. 30, 2022	Jan. 31, 2021	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2023
Ruimin Industry (Shanghai) Co., Ltd
Contingencies
Settlement made						¥ 30,000,000
Shenzhen Purcotton Technology Co., Ltd
Contingencies
Provision made							¥ 30,000,000
Settlement amount paid to the plaintiff					¥ 30,000,000
Tax contingencies
Contingencies
Minimum total tax payment committed to local government	¥ 965,000,000
Taxation commitment for year one		¥ 190,000,000	¥ 175,000,000	¥ 160,000,000
Tax contingencies | 2021
Contingencies
Minimum total tax payment committed to local government	160,000,000
Tax contingencies | 2022
Contingencies
Minimum total tax payment committed to local government	175,000,000
Tax contingencies | 2023
Contingencies
Minimum total tax payment committed to local government	190,000,000
Tax contingencies | 2024
Contingencies
Minimum total tax payment committed to local government	210,000,000
Tax contingencies | 2025
Contingencies
Minimum total tax payment committed to local government	¥ 230,000,000